Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	6 Months Ending
	6-30-17	6-30-16

Loss from continuing
Operations available to
Common stockholders (numerator)	$(1,932,706)	$(1,212,513)

Weighted average number of
common shares Outstanding
used in loss per share during
the Period (denominator)	4,207,116	3,117,851

	Year Ended December 31
	2016	2015
Loss from continuing
Operations available to
Common stockholders (numerator)	$(2,196,834)	$(1,696,282)

Weighted average number of
common shares Outstanding
used in loss per share during
the Period (denominator)	3,125,022	3,114,241